Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of condensed cash flow statement - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Schedule of Condensed Cash Flow Statement [Abstract]
Revenues	$ 6,340,245	$ 9,536,987	$ 8,210,595
Net income (loss)	(12,235,731)	1,433,167	3,423,542
Net cash (used in) generated by operating activities	(306,089)	(1,160,565)	515,297
Net cash (used in) generated by investing activities	236,885	(1,485,306)	(26,288)
Net cash provided by financing activities	$ (115,742)	$ (38,916)	$ (164,056)